Property and equipment - Changes in property and equipment balances (Details) R$ in Millions	3 Months Ended
Mar. 31, 2018 BRL (R$)
Changes in property and equipment balances
Balance, beginning of period	R$ 3,325.5
Balance, end of period	3,434.8
Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	71.6
Balance, end of period	68.8
Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	45.8
Balance, end of period	46.7
Vehicles
Changes in property and equipment balances
Balance, beginning of period	0.4
Balance, end of period	0.4
Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	8.5
Balance, end of period	8.6
Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	647.8
Balance, end of period	694.9
Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	2,357.0
Balance, end of period	2,274.5
Advance payments for acquisition of aircrafts
Changes in property and equipment balances
Balance, beginning of period	148.9
Balance, end of period	148.9
Construction in progress
Changes in property and equipment balances
Balance, beginning of period	45.5
Balance, end of period	192.0
Gross carrying amount
Changes in property and equipment balances
Balance, beginning of period	4,122.4
Acquisitions	227.5
Disposals/Write-offs	(73.3)
Balance, end of period	4,276.6
Gross carrying amount | Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	117.9
Acquisitions	1.4
Transfers	0.3
Balance, end of period	119.6
Gross carrying amount | Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	112.8
Acquisitions	4.5
Disposals/Write-offs	(0.1)
Balance, end of period	117.2
Gross carrying amount | Vehicles
Changes in property and equipment balances
Balance, beginning of period	1.2
Balance, end of period	1.2
Gross carrying amount | Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	17.2
Acquisitions	0.5
Balance, end of period	17.7
Gross carrying amount | Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	908.7
Acquisitions	71.6
Disposals/Write-offs	(5.6)
Balance, end of period	974.7
Gross carrying amount | Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	2,770.2
Disposals/Write-offs	(67.6)
Transfers	2.7
Balance, end of period	2,705.3
Gross carrying amount | Advance payments for acquisition of aircrafts
Changes in property and equipment balances
Balance, beginning of period	148.9
Balance, end of period	148.9
Gross carrying amount | Construction in progress
Changes in property and equipment balances
Balance, beginning of period	45.5
Acquisitions	149.5
Transfers	(3.0)
Balance, end of period	192.0
Accumulated depreciation
Changes in property and equipment balances
Balance, beginning of period	(796.9)
Depreciation for the year	69.9
Disposals/Write-offs	(25.0)
Balance, end of period	(841.8)
Accumulated depreciation | Leasehold improvements
Changes in property and equipment balances
Balance, beginning of period	(46.3)
Depreciation for the year	(4.5)
Balance, end of period	(50.8)
Accumulated depreciation | Equipment and facilities
Changes in property and equipment balances
Balance, beginning of period	(67.0)
Depreciation for the year	(3.5)
Balance, end of period	(70.5)
Accumulated depreciation | Vehicles
Changes in property and equipment balances
Balance, beginning of period	(0.8)
Balance, end of period	(0.8)
Accumulated depreciation | Furniture and fixtures
Changes in property and equipment balances
Balance, beginning of period	(8.7)
Depreciation for the year	(0.4)
Balance, end of period	(9.1)
Accumulated depreciation | Aircraft equipment
Changes in property and equipment balances
Balance, beginning of period	(260.9)
Depreciation for the year	(20.0)
Disposals/Write-offs	1.1
Balance, end of period	(279.8)
Accumulated depreciation | Aircraft and engines
Changes in property and equipment balances
Balance, beginning of period	(413.2)
Depreciation for the year	(41.5)
Disposals/Write-offs	23.9
Balance, end of period	R$ (430.8)
Minimum | Heavy maintenance - engine
Changes in property and equipment balances
Average useful life	P5Y
Maximum | Heavy maintenance - engine
Changes in property and equipment balances
Average useful life	P6Y